Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Millions		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets		$ 14	$ 17	$ 6
Non-current derivative assets		30	32	31
Total derivative assets	[1]	44	49
Derivative liabilities		(31)	(9)	(66)
Non-current derivative liabilities		(25)	(16)	(14)
Total derivative liabilities	[1]	(56)	(25)
Derivative asset (liability), net	[1]	(12)	24
Derivative assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		14	17
Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		30	32
Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(31)	(9)
Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		$ (25)	(16)
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[2]		49	37
Total derivative liabilities	[2]		(25)	(80)
Derivative asset (liability), net	[2]		24	(43)
Derivative, collateral posted by us			2	1
Liquefaction Supply Derivatives [Member] | Derivative assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	[2]		17	6
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[2]		32	31
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[2]		(9)	(66)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[2]		$ (16)	$ (14)

[1]	Does not include collateral posted with counterparties by us of $12 million and $2 million for such contracts, which are included in other current assets in our Balance Sheets as of September 30, 2020 and December 31, 2019, respectively. Includes a natural gas supply contract that we have with a related party, which had a fair value of zero as of September 30, 2020.
[2]	Does not include collateral posted with counterparties by us of $2 million and $1 million for such contracts, which are included in other current assets in our Balance Sheets as of December 31, 2019 and 2018, respectively.